Other Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Other Liabilities [Abstract]
Summary of other liabilities

	At December 31	At December 31
(in thousands)	2024	2023

Other liabilities:
Flow-through financing premium liability	$5,850	$—
Lease obligations	2,333	287
Post-employment benefits	$1,016	$1,117
Loan obligations	81	130
	$9,280	$1,534

Other liabilities-by balance sheet presentation:
Current	$6,344	$333
Non-current	2,936	1,201
	$9,280	$1,534

Summary of lease obligations

(in thousands)	2024	2023

Opening Balance	$287	$396
Accretion (note 17)	82	27
Additions (note 8)	2,215	33
Repayments	(251)	(168)
Liability adjustment gain	—	(1)
Ending Balance	$2,333	$287

Schedule of debt obligation maturities

	Lease	Loan	Total Debt
(in thousands)	Liabilities	Liabilities	Obligations

Maturity analysis-contractual undiscounted cash flows:
Next 12 months	$393	45	$438
One to five years	1,529	38	1,567
More than five years	1,343	—	1,343
Total obligation-end of period-undiscounted	3,265	83	3,348
Present value discount adjustment	(932)	(2)	(934)
Total obligation-end of period-discounted	$2,333	81	$2,414